Financial liabilities at amortized cost – deposits	12 Months Ended
Dec. 31, 2023
Financial Liabilities At Amortized Cost Deposits
Financial liabilities at amortized cost – deposits

21. Financial liabilities at amortized cost – deposits

	2023	2022
Bank receipt of deposits (RDB)	21,054,443	14,273,959
Deposits in electronic money	2,388,601	1,534,582
Bank certificate of deposit (CDB)	248,086	-
Total	23,691,130	15,808,541

Currently, deposits in electronic money in Brazil include "Conta do Nubank" and also "Conta NuInvest" balances, the latter corresponding to on-demand deposits of the Groups’ investment brokerage clients. In Mexico, it includes "Cuenta Nu", as it is locally denominated.

"Conta do Nubank" is a prepaid account in which the amounts deposited by customers are classified as electronic money and must be allocated to government securities (see note 12b) or in a specific account maintained at the Central Bank of Brazil (see note 15), in accordance with Brazilian regulatory requirements. "Conta NuInvest" balances also have to be allocated to government securities or maintained in free reserves at the Central Bank of Brazil. Therefore, these types of deposits cannot be used for any other type of investment or as a financing source for credit operations. Conversely, "Cuenta Nu" balances are not required to be invested in specific assets. Therefore, they can be used as a financing source for the credit card operations in Mexico.

The RDBs are an investment option inside "Conta do Nubank". Deposits in RDB have guarantees from the Brazilian Deposit Guarantee Fund (“FGC”). Unlike the deposits in electronic money, Nu is required to follow the compulsory deposits requirements for RDB deposits (see note 15), however it is not required to invest the remaining resources in government securities or in specific account maintained at the Central Bank of Brazil - these amounts can be used as a financing source for lending and credit card operations.

There are also RDBs with a defined future maturity date, which had a maturity of up to 27 months and a weighted average interest rate of 106% as of December 31, 2023 (104% on December 31, 2022) of the Brazilian CDI rate.

The return from both "Conta do Nubank" and RDB deposits is 100% of the Brazilian CDI rate as of the initial date, if the balances are kept for more than 30 days.

For "Cuenta Nu" in Mexico, as of December 31, 2023, when the balances are deposited in "Cajitas" the return is 15% per year. "Cajitas" has both daily yield accrual and daily liquidity.

Breakdown by maturity

	2023
	Up to 12 months	Over 12 months	Total
Bank receipt of deposits (RDB)	20,900,095	154,348	21,054,443
Deposits in electronic money	2,388,601	-	2,388,601
Bank certificate of deposit (CDB)	213,707	34,379	248,086
Total	23,502,403	188,727	23,691,130

	2022
	Up to 12 months	Over 12 months	Total
Bank receipt of deposits (RDB)	14,160,805	113,154	14,273,959
Deposits in electronic money	1,534,582	-	1,534,582
Total	15,695,387	113,154	15,808,541